Deferred Revenue/Income - Additional information (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Revenue/Income
Unrecognized deferred revenue	¥ 6,202,276	¥ 4,996,043